SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Cost of Sales	$ (31,786)		$ 0		$ (145,545)	$ 0	$ (1,005,341)	$ 0
Cost of Sales	31,786		0		145,545	0	1,005,341	0
Net loss	(137,117)	$ 7,752	(17,435)	$ (3,254)			(20,426)	(399,918)
Accounts receivable	0				0		300,708	0
Fixed assets, net	20,858,735				20,858,735		7,822,463	0
Total Assets	57,560,359				57,560,359		29,049,999	588
Revenues	$ 199,478		$ 0		$ 677,152	$ 0	1,272,800	0
Account Payable							7,132,768	$ 44,500
As Previously Reported
Cost of Sales							(1,005,341)
Cost of Sales							1,005,341
Net loss							(20,426)
Accounts receivable							9,201,764
Fixed assets, net							141,806
Total Assets							30,270,399
Revenues							1,272,800
Account Payable							7,132,768
Change
Cost of Sales							(984,464)
Cost of Sales							984,464
Net loss							(235,936)
Accounts receivable							8,901,056
Fixed assets, net							7,680,657
Total Assets							1,220,400
Revenues							(1,220,400)
Account Payable							(984,464)
As Restated
Cost of Sales							(20,877)
Cost of Sales							20,877
Net loss							(256,362)
Accounts receivable							300,708
Fixed assets, net							7,822,463
Total Assets							29,049,999
Revenues							52,400
Account Payable							$ 6,148,304